Business Combinations Assets Acquired (Details) - USD ($) $ in Thousands				12 Months Ended
		Jan. 07, 2018	May 13, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jan. 05, 2018	May 11, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, net				$ 13,186	$ 13,700
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets								$ 2,760
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								$ 1,845
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized			$ (10,615)
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 0	0	$ (9,309)
Business Combination, Consideration Transferred		$ 1,200
LENSAR [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				15 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents									$ 1,983
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets									58,323
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment									18,647
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	[1]								11,970
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets									25,723
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities									$ (6,673)
Business Combination, Bargain Purchase, Gain Recognized, Amount			(9,309)
Business Combination, Consideration Transferred			$ 31,726
Noden [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, net							$ 40,100
Impairment of Intangible Assets, Finite-lived					$ 152,300

[1]	1 As of the effective date of the transaction, identifiable intangible assets are required to be measured at fair value. The fair value measurement is based on significant inputs that are unobservable in the market and thus represents a Level 3 measurement. The Company used an income approach to estimate the preliminary fair value of the intangibles which includes technology, trademarks and customer relationships. The assumptions used to estimate the cash flows of the business included a discount rate of 16%, estimated gross margins ranging from 37-72%, income tax rate of 35%, and operating expenses consisting of direct costs based on the anticipated level of revenues. The intangible assets have a weighted-average useful life of approximately 15 years. The intangible assets for acquired technology and trademarks are being amortized over their estimated useful lives using the straight-line method of amortization. The intangible assets for customer relationship are being amortized using a double-declining method of amortization as such method better represents the economic benefits to be obtained.